Pensions and Other Employee Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts expected to be amortized from accumulated other comprehensive (loss) income and recognized as components of net periodic benefit costs
Net loss	$ 71
Prior service cost (credit)	(1)
Total amount expected to be amortized	70
Effect of one percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on total service and interest cost	1
Effect of one percentage point decrease on total service and interest cost	(1)
Effect of one percentage point increase on postretirement benefit obligations	10
Effect of one percentage point decrease on postretirement benefit obligations	(10)
Pension Plans [Member]
Amounts expected to be amortized from accumulated other comprehensive (loss) income and recognized as components of net periodic benefit costs
Net loss	69
Prior service cost (credit)	1
Total amount expected to be amortized	70
Net periodic benefit cost:
Discount rate	5.57%	6.26%	6.49%
Expected long-term return on plan assets	8.57%	8.55%	8.54%
Rate of compensation increase	4.50%	4.50%	4.50%
Postretirement Benefit Plans [Member]
Amounts expected to be amortized from accumulated other comprehensive (loss) income and recognized as components of net periodic benefit costs
Net loss	2
Prior service cost (credit)	$ (2)
Net periodic benefit cost:
Discount rate	5.40%	5.94%	6.74%
Expected long-term return on plan assets	6.20%	6.20%	6.18%
Rate of compensation increase	4.50%	4.50%	4.50%